Investment Strategy	Nov. 18, 2025
Defiance Leveraged Long DOCN ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by entering into derivatives transactions (i.e., swap agreements and options contracts) to gain long exposure to DigitalOcean Holdings, Inc. (“DOCN,” or the “Underlying Security”).

The Fund uses leverage to seek to provide daily returns of approximately 150% to 200% of the performance of DOCN, before fees and expenses. Although the Fund’s leverage will vary, its base, daily target leverage level will be approximately 200%. The Adviser will determine the Fund’s actual leverage level based on market conditions and other factors described below. For example, if volatility in DOCN increases significantly, the Fund may adjust its leverage level to seek to manage risk. Leverage adjustments may also be influenced by operational considerations, such as the availability and cost of derivatives, regulatory constraints, or the overall liquidity of the Underlying Security and associated derivatives markets.

The Fund’s approach to leverage allows it to remain responsive to market conditions while striving to achieve its stated investment objective.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve daily investment results, before fees and expenses, that correspond to 150% to 200% the performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended leverage target range, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund employs leverage to enhance the total return of its long exposure to the Underlying Security. Under normal market conditions, the Fund’s daily exposure to the Underlying Security is expected to range from approximately 150% to 200% of the Fund’s net assets. This means that for each dollar invested in the Fund, the investor’s exposure to the performance of the Underlying Security will be equivalent to approximately one and a half to two dollars, magnifying the potential gains or losses associated with fluctuations in the price of the Underlying Security.

The term “exposure” refers to the extent to which the Fund’s performance is influenced by changes in the Underlying Security’s value. As a result of the Fund’s leveraged strategy, an investment in the Fund is effectively amplified, allowing investors to potentially benefit from (or incur losses related to) the price movements of the Underlying Security. This approach seeks to provide enhanced returns, though it also carries commensurate risks, including the possibility of amplified losses.

The Fund may utilize swap agreements (bilateral contracts in which the Fund agrees to exchange cash flows or returns with a counterparty based on the performance of the Underlying Security over a specified period) and/or listed options contracts (standardized financial derivatives that give the Fund the right, but not the obligation, to buy or sell the Underlying Security at a predetermined price within a specified timeframe) to achieve leveraged exposure. Swap agreements may be entered into with financial institutions for periods ranging from one day to over a year. These agreements involve exchanging the return (or rate-of-return differentials) on the Underlying Security’s share price. The return to be exchanged is calculated with respect to a notional amount (the face value of the instrument), such as the return on or change in value of a specific dollar amount representing the Underlying Security. The swap agreements the Fund may utilize will typically reset on a monthly basis or upon the occurrence of mutually agreed-upon conditions, such as when receivable or payable amounts reach predetermined thresholds relative to the principal. These resets effectively lock in the accumulated performance of the swap agreement up to that point.

The Fund may also employ listed options, such as short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying security, offering immediate intrinsic value), to achieve or supplement its leveraged exposure. These options allow the Fund to dynamically adjust its leverage strategy based on market conditions, liquidity constraints, swap availability, and/or pricing considerations for swaps. The ability to incorporate options provides the Fund with additional flexibility to pursue its investment objective and enhances the Fund’s capacity to respond to various market dynamics.

At the end of each trading day, the Fund’s swaps and options are marked to market (valued based on current market prices), and the Adviser rebalances the portfolio to maintain leveraged exposure of approximately 150% to 200% of the Underlying Security’s share price. This rebalancing maintains alignment with the Fund’s investment objective.

The performance of the Fund over periods exceeding a single day is influenced by several factors, including:

a) the volatility of the Underlying Security;
b) the Underlying Security’s overall performance;
c) the duration of the investment period;
d) financing rates associated with leveraged exposure; and
e) other Fund expenses.

Portfolio Attributes

The Fund will hold assets to serve as collateral for the Fund’s derivatives investments. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

The Fund has adopted a policy to have at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that provide financial exposure to the Underlying Security. For purposes of compliance with its 80% policy, derivatives will be valued at notional value. The Fund is expected to have a high annual portfolio turnover rate.

The Fund is classified as “non-diversified” under the 1940 Act.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry or industries as that assigned to DOCN. As of the date of the Prospectus, DOCN is assigned to the information technology services industry.

DigitalOcean Holdings, Inc.

DOCN is a cloud computing platform that provides infrastructure-as-a-service (IaaS) to developers, startups, and small-to-medium-sized businesses. The company’s platform offers on-demand compute, storage, database, and networking resources, as well as tools for deploying and scaling web and mobile applications, including artificial intelligence and machine learning applications. DOCN is listed on New York Stock Exchange (NYSE). Per DOCN’s most recent Form 10-K filing, the aggregate market value of the voting and non-voting common stock held by non-affiliates of the registrant was $3.12 billion, based on the closing price of the registrant’s common stock on the NYSE on June 28, 2024.

DOCN is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by DOCN pursuant to the Exchange Act can be located by reference to SEC file number 001-40252 through the SEC’s website at www.sec.gov. In addition, information regarding DOCN may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to DOCN or any securities of DOCN. The Fund has derived all disclosures contained in this document regarding DOCN from publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to DOCN. None of the Fund, the Trust or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding DOCN is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of DOCN (and therefore, the price of DOCN at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning DOCN could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of DOCN.

THE FUND, TRUST, AND THE ADVISER ARE NOT AFFILIATED WITH DOCN.

The Fund was not developed or created by, and is not sponsored, endorsed, or approved by DOCN. Moreover, DOCN did not participate in the development of the Fund’s investment strategy. DOCN does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. DOCN does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by DOCN.

All rights in the trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that provide financial exposure to the Underlying Security.
Defiance Leveraged Long HTZ ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by entering into derivatives transactions (i.e., swap agreements and options contracts) to gain long exposure to Hertz Global Holdings Inc. (“HTZ,” or the “Underlying Security”).

The Fund uses leverage to seek to provide daily returns of approximately 150% to 200% of the performance of HTZ, before fees and expenses. Although the Fund’s leverage will vary, its base, daily target leverage level will be approximately 200%. The Adviser will determine the Fund’s actual leverage level based on market conditions and other factors described below. For example, if volatility in HTZ increases significantly, the Fund may adjust its leverage level to seek to manage risk. Leverage adjustments may also be influenced by operational considerations, such as the availability and cost of derivatives, regulatory constraints, or the overall liquidity of the Underlying Security and associated derivatives markets.

The Fund’s approach to leverage allows it to remain responsive to market conditions while striving to achieve its stated investment objective.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve daily investment results, before fees and expenses, that correspond to 150% to 200% the performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended leverage target range, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund employs leverage to enhance the total return of its long exposure to the Underlying Security. Under normal market conditions, the Fund’s daily exposure to the Underlying Security is expected to range from approximately 150% to 200% of the Fund’s net assets. This means that for each dollar invested in the Fund, the investor’s exposure to the performance of the Underlying Security will be equivalent to approximately one and a half to two dollars, magnifying the potential gains or losses associated with fluctuations in the price of the Underlying Security.

The term “exposure” refers to the extent to which the Fund’s performance is influenced by changes in the Underlying Security’s value. As a result of the Fund’s leveraged strategy, an investment in the Fund is effectively amplified, allowing investors to potentially benefit from (or incur losses related to) the price movements of the Underlying Security. This approach seeks to provide enhanced returns, though it also carries commensurate risks, including the possibility of amplified losses.

The Fund may utilize swap agreements (bilateral contracts in which the Fund agrees to exchange cash flows or returns with a counterparty based on the performance of the Underlying Security over a specified period) and/or listed options contracts (standardized financial derivatives that give the Fund the right, but not the obligation, to buy or sell the Underlying Security at a predetermined price within a specified timeframe) to achieve leveraged exposure. Swap agreements may be entered into with financial institutions for periods ranging from one day to over a year. These agreements involve exchanging the return (or rate-of-return differentials) on the Underlying Security’s share price. The return to be exchanged is calculated with respect to a notional amount (the face value of the instrument), such as the return on or change in value of a specific dollar amount representing the Underlying Security. The swap agreements the Fund may utilize will typically reset on a monthly basis or upon the occurrence of mutually agreed-upon conditions, such as when receivable or payable amounts reach predetermined thresholds relative to the principal. These resets effectively lock in the accumulated performance of the swap agreement up to that point.

The Fund may also employ listed options, such as short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying security, offering immediate intrinsic value), to achieve or supplement its leveraged exposure. These options allow the Fund to dynamically adjust its leverage strategy based on market conditions, liquidity constraints, swap availability, and/or pricing considerations for swaps. The ability to incorporate options provides the Fund with additional flexibility to pursue its investment objective and enhances the Fund’s capacity to respond to various market dynamics.

At the end of each trading day, the Fund’s swaps and options are marked to market (valued based on current market prices), and the Adviser rebalances the portfolio to maintain leveraged exposure of approximately 150% to 200% of the Underlying Security’s share price. This rebalancing maintains alignment with the Fund’s investment objective.

The performance of the Fund over periods exceeding a single day is influenced by several factors, including:

a) the volatility of the Underlying Security;
b) the Underlying Security’s overall performance;
c) the duration of the investment period;
d) financing rates associated with leveraged exposure; and
e) other Fund expenses.

Portfolio Attributes

The Fund will hold assets to serve as collateral for the Fund’s derivatives investments. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

The Fund has adopted a policy to have at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that provide financial exposure to the Underlying Security. For purposes of compliance with its 80% policy, derivatives will be valued at notional value. The Fund is expected to have a high annual portfolio turnover rate.

The Fund is classified as “non-diversified” under the 1940 Act.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry or industries as that assigned to HTZ. As of the date of the Prospectus, HTZ is assigned to the ground transportation industry.

Hertz Global Holdings Inc.

HTZ operates a global vehicle rental and mobility solutions business, including the Hertz, Dollar, and Thrifty brands, through its Americas and international rental car segments, offering a range of rental options to leisure, family, and business travelers at company-operated and franchise locations in approximately 160 countries. Hertz also engages in used car sales through Hertz Car Sales. HTZ is listed on the Nasdaq Global Select Market. Per HTZ’s most recent Form 10-K filing, the aggregate market value of the voting and non-voting common stock held by non-affiliates of the registrant was $438 million, based on the closing price of the registrant’s common stock on the Nasdaq Global Select Market on June 30, 2024.

HTZ is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by HTZ pursuant to the Exchange Act can be located by reference to SEC file number 001-37665 through the SEC’s website at www.sec.gov. In addition, information regarding HTZ may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to HTZ or any securities of HTZ. The Fund has derived all disclosures contained in this document regarding HTZ from publicly available documents. None of the Fund, Tidal Trust II (the “Trust”) or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to HTZ. None of the Fund, the Trust or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding HTZ is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of HTZ. (and therefore, the price of HTZ at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning HTZ could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of HTZ.

THE FUND, TRUST, AND THE ADVISER ARE NOT AFFILIATED WITH HTZ.

The Fund was not developed or created by, and is not sponsored, endorsed, or approved by HTZ. Moreover, HTZ did not participate in the development of the Fund’s investment strategy. HTZ does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. HTZ does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by HTZ.

All rights in the trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that provide financial exposure to the Underlying Security.
Defiance Leveraged Long NEGG ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by entering into derivatives transactions (i.e., swap agreements and options contracts) to gain long exposure to Newegg Commerce Inc. (“NEGG,” or the “Underlying Security”).

The Fund uses leverage to seek to provide daily returns of approximately 150% to 200% of the performance of NEGG, before fees and expenses. Although the Fund’s leverage will vary, its base, daily target leverage level will be approximately 200%. The Adviser will determine the Fund’s actual leverage level based on market conditions and other factors described below. For example, if volatility in NEGG increases significantly, the Fund may adjust its leverage level to seek to manage risk. Leverage adjustments may also be influenced by operational considerations, such as the availability and cost of derivatives, regulatory constraints, or the overall liquidity of the Underlying Security and associated derivatives markets.

The Fund’s approach to leverage allows it to remain responsive to market conditions while striving to achieve its stated investment objective.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve daily investment results, before fees and expenses, that correspond to 150% to 200% the performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended leverage target range, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund employs leverage to enhance the total return of its long exposure to the Underlying Security. Under normal market conditions, the Fund’s daily exposure to the Underlying Security is expected to range from approximately 150% to 200% of the Fund’s net assets. This means that for each dollar invested in the Fund, the investor’s exposure to the performance of the Underlying Security will be equivalent to approximately one and a half to two dollars, magnifying the potential gains or losses associated with fluctuations in the price of the Underlying Security.

The term “exposure” refers to the extent to which the Fund’s performance is influenced by changes in the Underlying Security’s value. As a result of the Fund’s leveraged strategy, an investment in the Fund is effectively amplified, allowing investors to potentially benefit from (or incur losses related to) the price movements of the Underlying Security. This approach seeks to provide enhanced returns, though it also carries commensurate risks, including the possibility of amplified losses.

The Fund may utilize swap agreements (bilateral contracts in which the Fund agrees to exchange cash flows or returns with a counterparty based on the performance of the Underlying Security over a specified period) and/or listed options contracts (standardized financial derivatives that give the Fund the right, but not the obligation, to buy or sell the Underlying Security at a predetermined price within a specified timeframe) to achieve leveraged exposure. Swap agreements may be entered into with financial institutions for periods ranging from one day to over a year. These agreements involve exchanging the return (or rate-of-return differentials) on the Underlying Security’s share price. The return to be exchanged is calculated with respect to a notional amount (the face value of the instrument), such as the return on or change in value of a specific dollar amount representing the Underlying Security. The swap agreements the Fund may utilize will typically reset on a monthly basis or upon the occurrence of mutually agreed-upon conditions, such as when receivable or payable amounts reach predetermined thresholds relative to the principal. These resets effectively lock in the accumulated performance of the swap agreement up to that point.

The Fund may also employ listed options, such as short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying security, offering immediate intrinsic value), to achieve or supplement its leveraged exposure. These options allow the Fund to dynamically adjust its leverage strategy based on market conditions, liquidity constraints, swap availability, and/or pricing considerations for swaps. The ability to incorporate options provides the Fund with additional flexibility to pursue its investment objective and enhances the Fund’s capacity to respond to various market dynamics.

At the end of each trading day, the Fund’s swaps and options are marked to market (valued based on current market prices), and the Adviser rebalances the portfolio to maintain leveraged exposure of approximately 150% to 200% of the Underlying Security’s share price. This rebalancing maintains alignment with the Fund’s investment objective.

The performance of the Fund over periods exceeding a single day is influenced by several factors, including:

a) the volatility of the Underlying Security;
b) the Underlying Security’s overall performance;
c) the duration of the investment period;
d) financing rates associated with leveraged exposure; and
e) other Fund expenses.

Portfolio Attributes

The Fund will hold assets to serve as collateral for the Fund’s derivatives investments. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

The Fund has adopted a policy to have at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that provide financial exposure to the Underlying Security. For purposes of compliance with its 80% policy, derivatives will be valued at notional value. The Fund is expected to have a high annual portfolio turnover rate.

The Fund is classified as “non-diversified” under the 1940 Act.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry or industries as that assigned to NEGG. As of the date of the Prospectus, NEGG is assigned to the specialty retail industry.

Newegg Commerce Inc.

NEGG is a global e-commerce company focused primarily on sales of computer hardware and components, consumer electronics, and lifestyle and office products (e.g., office supplies, furniture and home appliances) through a business model that includes direct sales, a business-to-business (B2B) marketplace platform and related logistics and shipping services. NEGG common stock is listed on the Nasdaq Capital Market. NEGG is incorporated in the British Virgin Islands with its principal executive offices in the United States. Per NEGG’s most recent Form 20-F filing, there were 19.48 million shares of NEGG common stock outstanding as of December 31, 2024.

NEGG is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by NEGG pursuant to the Exchange Act can be located by reference to SEC file number 001-34661 through the SEC’s website at www.sec.gov. In addition, information regarding NEGG may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to NEGG or any securities of NEGG. The Fund has derived all disclosures contained in this document regarding NEGG from publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to NEGG. None of the Fund, the Trust or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding NEGG is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of NEGG. (and therefore, the price of NEGG at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning NEGG could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of NEGG.

THE FUND, TRUST, AND THE ADVISER ARE NOT AFFILIATED WITH NEGG.

The Fund was not developed or created by, and is not sponsored, endorsed, or approved by NEGG. Moreover, NEGG did not participate in the development of the Fund’s investment strategy. NEGG does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. NEGG does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by NEGG.

All rights in the trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that provide financial exposure to the Underlying Security.
Defiance Leveraged Long NMAX ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by entering into derivatives transactions (i.e., swap agreements and options contracts) to gain long exposure to Newsmax Inc. (“NMAX,” or the “Underlying Security”).

The Fund uses leverage to seek to provide daily returns of approximately 150% to 200% of the performance of NMAX, before fees and expenses. Although the Fund’s leverage will vary, its base, daily target leverage level will be approximately 200%. The Adviser will determine the Fund’s actual leverage level based on market conditions and other factors described below. For example, if volatility in NMAX increases significantly, the Fund may adjust its leverage level to seek to manage risk. Leverage adjustments may also be influenced by operational considerations, such as the availability and cost of derivatives, regulatory constraints, or the overall liquidity of the Underlying Security and associated derivatives markets.

The Fund’s approach to leverage allows it to remain responsive to market conditions while striving to achieve its stated investment objective.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve daily investment results, before fees and expenses, that correspond to 150% to 200% the performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended leverage target range, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund employs leverage to enhance the total return of its long exposure to the Underlying Security. Under normal market conditions, the Fund’s daily exposure to the Underlying Security is expected to range from approximately 150% to 200% of the Fund’s net assets. This means that for each dollar invested in the Fund, the investor’s exposure to the performance of the Underlying Security will be equivalent to approximately one and a half to two dollars, magnifying the potential gains or losses associated with fluctuations in the price of the Underlying Security.

The term “exposure” refers to the extent to which the Fund’s performance is influenced by changes in the Underlying Security’s value. As a result of the Fund’s leveraged strategy, an investment in the Fund is effectively amplified, allowing investors to potentially benefit from (or incur losses related to) the price movements of the Underlying Security. This approach seeks to provide enhanced returns, though it also carries commensurate risks, including the possibility of amplified losses.

The Fund may utilize swap agreements (bilateral contracts in which the Fund agrees to exchange cash flows or returns with a counterparty based on the performance of the Underlying Security over a specified period) and/or listed options contracts (standardized financial derivatives that give the Fund the right, but not the obligation, to buy or sell the Underlying Security at a predetermined price within a specified timeframe) to achieve leveraged exposure. Swap agreements may be entered into with financial institutions for periods ranging from one day to over a year. These agreements involve exchanging the return (or rate-of-return differentials) on the Underlying Security’s share price. The return to be exchanged is calculated with respect to a notional amount (the face value of the instrument), such as the return on or change in value of a specific dollar amount representing the Underlying Security. The swap agreements the Fund may utilize will typically reset on a monthly basis or upon the occurrence of mutually agreed-upon conditions, such as when receivable or payable amounts reach predetermined thresholds relative to the principal. These resets effectively lock in the accumulated performance of the swap agreement up to that point.

The Fund may also employ listed options, such as short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying security, offering immediate intrinsic value), to achieve or supplement its leveraged exposure. These options allow the Fund to dynamically adjust its leverage strategy based on market conditions, liquidity constraints, swap availability, and/or pricing considerations for swaps. The ability to incorporate options provides the Fund with additional flexibility to pursue its investment objective and enhances the Fund’s capacity to respond to various market dynamics.

At the end of each trading day, the Fund’s swaps and options are marked to market (valued based on current market prices), and the Adviser rebalances the portfolio to maintain leveraged exposure of approximately 150% to 200% of the Underlying Security’s share price. This rebalancing maintains alignment with the Fund’s investment objective.

The performance of the Fund over periods exceeding a single day is influenced by several factors, including:

a) the volatility of the Underlying Security;
b) the Underlying Security’s overall performance;
c) the duration of the investment period;
d) financing rates associated with leveraged exposure; and
e) other Fund expenses.

Portfolio Attributes

The Fund will hold assets to serve as collateral for the Fund’s derivatives investments. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

The Fund has adopted a policy to have at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that provide financial exposure to the Underlying Security. For purposes of compliance with its 80% policy, derivatives will be valued at notional value. The Fund is expected to have a high annual portfolio turnover rate.

The Fund is classified as “non-diversified” under the 1940 Act.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry or industries as that assigned to NMAX. As of the date of the Prospectus, NMAX is assigned to the media industry.

Newsmax Inc.

NMAX is a multi-platform content publisher and television broadcaster that operates in the broadcasting and digital media market segments, deriving revenue from advertising, cable license fees, streaming subscriptions and subscriptions to its online and print publications. NMAX class B common stock is listed on the New York Stock Exchange. Per NMAX’s most recent Form 10-K filing, the company had 88.95 million shares of class B common stock outstanding.

NMAX is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by NMAX pursuant to the Exchange Act can be located by reference to SEC file number 001-42575 through the SEC’s website at www.sec.gov. In addition, information regarding NMAX may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to NMAX or any securities of NMAX. The Fund has derived all disclosures contained in this document regarding NMAX from publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to NMAX. None of the Fund, the Trust or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding NMAX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of NMAX. (and therefore, the price of NMAX at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning NMAX could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of NMAX.

THE FUND, TRUST, AND THE ADVISER ARE NOT AFFILIATED WITH NMAX.

The Fund was not developed or created by, and is not sponsored, endorsed, or approved by NMAX. Moreover, NMAX did not participate in the development of the Fund’s investment strategy. NMAX does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. NMAX does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by NMAX.

All rights in the trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that provide financial exposure to the Underlying Security.
Defiance Leveraged Long RUM ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by entering into derivatives transactions (i.e., swap agreements and options contracts) to gain long exposure to Rumble Inc. (“RUM,” or the “Underlying Security”).

The Fund uses leverage to seek to provide daily returns of approximately 150% to 200% of the performance of RUM, before fees and expenses. Although the Fund’s leverage will vary, its base, daily target leverage level will be approximately 200%. The Adviser will determine the Fund’s actual leverage level based on market conditions and other factors described below. For example, if volatility in RUM increases significantly, the Fund may adjust its leverage level to seek to manage risk. Leverage adjustments may also be influenced by operational considerations, such as the availability and cost of derivatives, regulatory constraints, or the overall liquidity of the Underlying Security and associated derivatives markets.

The Fund’s approach to leverage allows it to remain responsive to market conditions while striving to achieve its stated investment objective.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve daily investment results, before fees and expenses, that correspond to 150% to 200% the performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended leverage target range, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund employs leverage to enhance the total return of its long exposure to the Underlying Security. Under normal market conditions, the Fund’s daily exposure to the Underlying Security is expected to range from approximately 150% to 200% of the Fund’s net assets. This means that for each dollar invested in the Fund, the investor’s exposure to the performance of the Underlying Security will be equivalent to approximately one and a half to two dollars, magnifying the potential gains or losses associated with fluctuations in the price of the Underlying Security.

The term “exposure” refers to the extent to which the Fund’s performance is influenced by changes in the Underlying Security’s value. As a result of the Fund’s leveraged strategy, an investment in the Fund is effectively amplified, allowing investors to potentially benefit from (or incur losses related to) the price movements of the Underlying Security. This approach seeks to provide enhanced returns, though it also carries commensurate risks, including the possibility of amplified losses.

The Fund may utilize swap agreements (bilateral contracts in which the Fund agrees to exchange cash flows or returns with a counterparty based on the performance of the Underlying Security over a specified period) and/or listed options contracts (standardized financial derivatives that give the Fund the right, but not the obligation, to buy or sell the Underlying Security at a predetermined price within a specified timeframe) to achieve leveraged exposure. Swap agreements may be entered into with financial institutions for periods ranging from one day to over a year. These agreements involve exchanging the return (or rate-of-return differentials) on the Underlying Security’s share price. The return to be exchanged is calculated with respect to a notional amount (the face value of the instrument), such as the return on or change in value of a specific dollar amount representing the Underlying Security. The swap agreements the Fund may utilize will typically reset on a monthly basis or upon the occurrence of mutually agreed-upon conditions, such as when receivable or payable amounts reach predetermined thresholds relative to the principal. These resets effectively lock in the accumulated performance of the swap agreement up to that point.

The Fund may also employ listed options, such as short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying security, offering immediate intrinsic value), to achieve or supplement its leveraged exposure. These options allow the Fund to dynamically adjust its leverage strategy based on market conditions, liquidity constraints, swap availability, and/or pricing considerations for swaps. The ability to incorporate options provides the Fund with additional flexibility to pursue its investment objective and enhances the Fund’s capacity to respond to various market dynamics.

At the end of each trading day, the Fund’s swaps and options are marked to market (valued based on current market prices), and the Adviser rebalances the portfolio to maintain leveraged exposure of approximately 150% to 200% of the Underlying Security’s share price. This rebalancing maintains alignment with the Fund’s investment objective.

The performance of the Fund over periods exceeding a single day is influenced by several factors, including:

a) the volatility of the Underlying Security;
b) the Underlying Security’s overall performance;
c) the duration of the investment period;
d) financing rates associated with leveraged exposure; and
e) other Fund expenses.

Portfolio Attributes

The Fund will hold assets to serve as collateral for the Fund’s derivatives investments. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

The Fund has adopted a policy to have at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that provide financial exposure to the Underlying Security. For purposes of compliance with its 80% policy, derivatives will be valued at notional value. The Fund is expected to have a high annual portfolio turnover rate.

The Fund is classified as “non-diversified” under the 1940 Act.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry or industries as that assigned to RUM. As of the date of the Prospectus, RUM is assigned to the interactive media and services industry.

Rumble Inc.

RUM is a video sharing platform and cloud services provider that offers platform users and creators the ability to upload, monetize, advertise and stream their content, and also provides infrastructure-as-a-service by offering clients cloud computing, storage, security and network services. RUM is listed on The Nasdaq Global Market. Per RUM’s most recent Form 10-K filing, the aggregate market value of the voting and non-voting common stock held by non-affiliates of the registrant was approximately $468.5 million, based on the closing price of the registrant’s common stock on the Nasdaq Global Market on June 30, 2024.

RUM is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by RUM pursuant to the Exchange Act can be located by reference to SEC file number 001-40079 through the SEC’s website at www.sec.gov. In addition, information regarding RUM may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to RUM or any securities of RUM. The Fund has derived all disclosures contained in this document regarding RUM from publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to RUM. None of the Fund, the Trust or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding RUM is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of RUM. (and therefore, the price of RUM at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning RUM could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of RUM.

THE FUND, TRUST, AND THE ADVISER ARE NOT AFFILIATED WITH RUM.

The Fund was not developed or created by, and is not sponsored, endorsed, or approved by RUM. Moreover, RUM did not participate in the development of the Fund’s investment strategy. RUM does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. RUM does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by RUM.

All rights in the trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that provide financial exposure to the Underlying Security.